Long-Term Liabilities (Details) - Schedule of Government Grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Government Grants [Abstract]
Balance at beginning	$ 1,289	$ 961
Grants received during the year		77
Liability revaluation	(877)	251
Balance at ending	$ 412	$ 1,289